Other current and non-current assets	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Other current and non-current assets
13.
Other current and non-current assets

Other current assets consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Prepaid expenses	12,920	12,048
Value added tax receivables	782	888
Other assets	14,870	6,310
Total	28,572	19,246

Prepaid expenses include expenses for the supply of lentiviral vector of €2.7 million of which €0.9 million are attributable to an upfront payment pursuant to the execution of a commercial supply agreement for anzu-cel as of December 31, 2025. Prepaid expenses also include expenses for licenses and software of €3.4 million as of December 31, 2025 and €3.6 million as of December 31, 2024 and prepaid maintenance expenses of €1.0 million as of December 31, 2025 and €1.2 million as of December 31, 2024.

The remaining prepaid expenses of €5.8 million as of December 31, 2025 and €7.2 million as of December 31, 2024 are mainly prepayments for clinical research organizations, insurance and other services.

Other assets include receivables from capital gains tax and tax research allowance of €13.0 million as of December 31, 2025 and €5.9 million as of December 31, 2024.

Other non-current assets consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Prepaid expenses	1,081	333
Other assets	769	917
Total	1,850	1,250